Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash	$ 231	$ 299
Total short-term financial investments	16,056	10,168
Total cash and cash equivalents	16,287	10,467
BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	6,277	2,114
Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	9,779	8,054
Automatic investing accounts and interest checking accounts [member] | BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	6,072	1,951
Automatic investing accounts and interest checking accounts [member] | Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	3,555	3,732
Other Investment Funds [Member] | BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	205	163
Time Deposits [Member] | Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	6,195	4,310
Other Financial Investments [Member] | Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Short-term financial investments	$ 29	$ 12